Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Beginning balance		R$ 57,721
Ending balance		55,266	R$ 57,721
Balance as of December 31		55,266	57,721
Cost
Property, plant and equipment
Beginning balance		108,581	76,880
Exchange rate changes		(2,130)	974
Spin-off			(1,070)
Addition due to business combination		3,661	9,149
Additions		19,343	25,742
Disposals		(22,089)	(3,094)
Transfers		0	0
Ending balance		107,366	108,581
Balance as of December 31		107,366	108,581
Depreciation
Property, plant and equipment
Beginning balance		(50,860)	(38,109)
Exchange rate changes		1,041	(199)
Spin-off			292
Depreciation additions		(21,451)	(15,073)
Disposals		19,170	2,229
Ending balance		(52,100)	(50,860)
Balance as of December 31		(52,100)	(50,860)
IT equipment
Property, plant and equipment
Beginning balance		35,230
Ending balance		37,963	35,230
Balance as of December 31		37,963	35,230
IT equipment | Cost
Property, plant and equipment
Beginning balance		63,640	34,852
Exchange rate changes		(1,308)	386
Spin-off			(128)
Addition due to business combination		2,822	7,379
Additions		18,777	22,527
Disposals		(8,390)	(1,376)
Transfers		6	0
Ending balance		75,547	63,640
Balance as of December 31		75,547	63,640
IT equipment | Depreciation
Property, plant and equipment
Beginning balance		(28,410)	(19,445)
Exchange rate changes		775	(214)
Spin-off			10
Depreciation additions		(16,645)	(9,625)
Disposals		6,696	864
Ending balance		(37,584)	(28,410)
Balance as of December 31		(37,584)	(28,410)
Furniture and fixtures
Property, plant and equipment
Beginning balance		6,283
Ending balance		5,064	6,283
Balance as of December 31		5,064	6,283
Furniture and fixtures | Cost
Property, plant and equipment
Beginning balance		13,869	12,941
Exchange rate changes		(289)	176
Spin-off			(4)
Addition due to business combination		526	1,018
Additions		317	301
Disposals		(4,115)	(563)
Transfers		0	0
Ending balance		10,308	13,869
Balance as of December 31		10,308	13,869
Furniture and fixtures | Depreciation
Property, plant and equipment
Beginning balance		(7,586)	(6,577)
Exchange rate changes		104	(42)
Spin-off			2
Depreciation additions		(1,405)	(1,451)
Disposals		3,643	482
Ending balance		(5,244)	(7,586)
Balance as of December 31		(5,244)	(7,586)
Vehicles
Property, plant and equipment
Beginning balance		0
Ending balance		0	0
Balance as of December 31		0	0
Vehicles | Cost
Property, plant and equipment
Beginning balance		0	86
Exchange rate changes		0	0
Spin-off			0
Addition due to business combination		0	0
Additions		0	0
Disposals		0	(86)
Transfers		0	0
Ending balance		0	0
Balance as of December 31		0	0
Vehicles | Depreciation
Property, plant and equipment
Beginning balance		0	(59)
Exchange rate changes		0	0
Spin-off			0
Depreciation additions		0	(5)
Disposals		0	64
Ending balance		0	0
Balance as of December 31		0	0
Leasehold improvements
Property, plant and equipment
Beginning balance	[1]	16,051
Ending balance	[1]	12,226	16,051
Balance as of December 31	[1]	12,226	16,051
Leasehold improvements | Cost
Property, plant and equipment
Beginning balance		30,915	28,292
Exchange rate changes		(553)	375
Spin-off			0
Addition due to business combination		313	752
Additions		95	1,052
Disposals		(9,554)	(909)
Transfers		262	1,353
Ending balance		21,498	30,915
Balance as of December 31		21,498	30,915
Leasehold improvements | Depreciation
Property, plant and equipment
Beginning balance		(14,864)	(11,832)
Exchange rate changes		162	57
Spin-off			0
Depreciation additions		(3,401)	(3,908)
Disposals		8,831	819
Ending balance		(9,272)	(14,864)
Balance as of December 31		(9,272)	(14,864)
Property, plant and equipment in progress
Property, plant and equipment
Beginning balance		157
Ending balance		13	157
Balance as of December 31		13	157
Property, plant and equipment in progress | Cost
Property, plant and equipment
Beginning balance		157	222
Exchange rate changes		0	37
Spin-off			(313)
Addition due to business combination		0	0
Additions		154	1,724
Disposals		(30)	(160)
Transfers		(268)	(1,353)
Ending balance		13	157
Balance as of December 31		13	157
Property, plant and equipment in progress | Depreciation
Property, plant and equipment
Beginning balance		0	0
Exchange rate changes		0	0
Spin-off			0
Depreciation additions		0	0
Disposals		0	0
Ending balance		0	0
Balance as of December 31		0	0
Hardware devices
Property, plant and equipment
Beginning balance		0
Ending balance		0	0
Balance as of December 31		0	0
Hardware devices | Cost
Property, plant and equipment
Beginning balance		0	487
Exchange rate changes		0	0
Spin-off			(625)
Addition due to business combination		0	0
Additions		0	138
Disposals		0	0
Transfers		0	0
Ending balance		0	0
Balance as of December 31		0	0
Hardware devices | Depreciation
Property, plant and equipment
Beginning balance		0	(196)
Exchange rate changes		0	0
Spin-off			280
Depreciation additions		0	(84)
Disposals		0	0
Ending balance		0	0
Balance as of December 31		R$ 0	R$ 0

[1]	Improvements are depreciated on a straight-line basis over the duration of the lease agreement.